MINE HOLDING COSTS - Disclosure of Mine Holding Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of mines under temporary suspension [line items]
Mine Holding Costs	$ 20,114	$ 23,666
Del Toro [Member]
Disclosure of mines under temporary suspension [line items]
Mine Holding Costs	1,713	2,358
San Martin [Member]
Disclosure of mines under temporary suspension [line items]
Mine Holding Costs	1,291	551
Santa Elena [Member]
Disclosure of mines under temporary suspension [line items]
Mine Holding Costs	2,652	3,469
Jerritt Canyon [Member]
Disclosure of mines under temporary suspension [line items]
Mine Holding Costs	$ 14,458	$ 17,288